Shareholder Report, Holdings (Details)_11	Jun. 30, 2024
Institutional Shares | Federal National Mortgage Association [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Institutional Shares | United States Treasury Note [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Institutional Shares | Ginnie Mae II Pool [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Institutional Shares | Federal Home Loan Mortgage Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Institutional Shares | European Investment Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Institutional Shares | United States Treasury STRIP [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Institutional Shares | International Bank for Reconstruction & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Institutional Shares | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Institutional Shares | Inter-American Development Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Institutional Shares | Kreditanstalt fuer Wiederaufbau [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Institutional Shares | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
Institutional Shares | Agency Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
Institutional Shares | Foreign Government Agency Issues [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Institutional Shares | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Institutional Shares | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Institutional Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Institutional Shares | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Institutional Shares | Non-Agency Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Institutional Shares | Agency Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Institutional Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.70%)
Investor Shares | Federal National Mortgage Association [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Investor Shares | United States Treasury Note [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Investor Shares | Ginnie Mae II Pool [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Investor Shares | Federal Home Loan Mortgage Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Investor Shares | European Investment Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Investor Shares | United States Treasury STRIP [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Investor Shares | International Bank for Reconstruction & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Investor Shares | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Investor Shares | Inter-American Development Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Investor Shares | Kreditanstalt fuer Wiederaufbau [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Investor Shares | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
Investor Shares | Agency Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
Investor Shares | Foreign Government Agency Issues [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Investor Shares | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Investor Shares | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Investor Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Investor Shares | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Investor Shares | Non-Agency Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Investor Shares | Agency Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Investor Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.70%)